Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Reliance Trust Claims

Reliance Trust Company, the Company’s subsidiary, is named as a defendant in a class action arising out of its provision of services as the discretionary trustee for a 401(k) Plan for one of its customers. Plaintiffs in the action seek damages and attorneys’ fees, as well as equitable relief, for alleged breaches of fiduciary duty and prohibited transactions under the Employee Retirement Income Security Act of 1974. The action also makes claims against the Plan's sponsor and recordkeeper. Reliance Trust Company is vigorously defending the action and believes that it has meritorious defenses. While we believe that the ultimate resolution of the matter will not have a material impact on our financial condition, we are unable at this time to make an estimate of potential losses arising from the action because the matter is still in pretrial proceedings and involves unresolved questions of fact and law.

Brazilian Tax Authorities Claims

In 2004, Proservvi Empreendimentos e Servicos, Ltda., the predecessor to Fidelity National Servicos de Tratamento de Documentos e Informatica Ltda. (“Servicos”), a subsidiary of Fidelity National Participacoes Ltda., our former item processing and remittance services operation in Brazil, acquired certain assets and employees and leased certain facilities from the Transpev Group (“Transpev”) in Brazil. Transpev’s remaining assets were later acquired by Prosegur, an unrelated third party. When Transpev discontinued its operations after the asset sale to Prosegur, it had unpaid federal taxes and social contributions owing to the Brazilian tax authorities. The Brazilian tax authorities brought a claim against Transpev and beginning in 2012 brought claims against Prosegur and Servicos on the grounds that Prosegur and Servicos were successors in interest to Transpev. To date, the Brazilian tax authorities filed 11 claims against Servicos asserting potential tax liabilities of approximately $15 million. There are potentially 24 additional claims against Transpev/Prosegur for which Servicos is named as a co-defendant or may be named, but for which Servicos has not yet been served. These additional claims amount to approximately $56 million making the total potential exposure for all 35 claims approximately $71 million. We do not believe a liability for these 35 total claims is probable and, therefore, have not recorded a liability for any of these claims.

Acquired Contingencies (SunGard)

The Company became responsible for certain contingencies which were assumed in the SunGard acquisition. The Consolidated Balance Sheet as of December 31, 2017 includes a liability of $75 million mostly related to unclaimed property examinations and tax compliance matters.

Indemnifications and Warranties

The Company generally indemnifies its clients, subject to certain limitations and exceptions, against damages and costs resulting from claims of patent, copyright, or trademark infringement associated solely with its customers' use of the Company's software applications or services. Historically, the Company has not made any material payments under such indemnifications, but continues to monitor the conditions that are subject to the indemnifications to identify whether it is probable that a loss has occurred, and would recognize any such losses when they are estimable. In addition, the Company warrants to customers that its software operates substantially in accordance with the software specifications. Historically, no material costs have been incurred related to software warranties and no accruals for warranty costs have been made.

 Leases

The Company leases certain of its property under leases which expire at various dates. Several of these agreements include escalation clauses and provide for purchases and renewal options for periods ranging from one to five years.

Future minimum operating lease payments for leases with remaining terms greater than one year for each of the years in the five years ending December 31, 2022, and thereafter, in the aggregate, are as follows (in millions):

2018	$87
2019	79
2020	62
2021	46
2022	28
Thereafter	42
Total	$344

In addition, the Company has operating lease commitments relating to office equipment and computer hardware with annual lease payments of approximately $3 million per year that renew on a short-term basis. See Note 6 for information on the Company's capital lease obligations.

Rent expense incurred under all operating leases during the years ended December 31, 2017, 2016 and 2015, was $134 million, $143 million and $93 million, respectively.

Data Processing, Maintenance and Other Service Agreements.  The Company has agreements with various vendors, which expire between 2017 and 2023, principally for portions of its computer data processing operations and related functions. The Company’s estimated aggregate contractual obligation remaining under these agreements was approximately $420 million as of December 31, 2017. However, this amount could be more or less depending on various factors such as the inflation rate, foreign exchange rates, the introduction of significant new technologies, or changes in the Company’s data processing needs.